Goodwill and Intangible Asset - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015	Dec. 02, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization expense intangible assets	$ 512.7	$ 497.6	$ 201.2
Intangible asset impairment charges	7.1	4.3	39.2
Unfavorable operating lease intangibles related to above-market leases	12,019.4	11,891.6		$ 11,702.4
Amortization of unfavorable operating leases recorded as a reduction of expense,	97.9	117.2	$ 51.8
Above Market Leases
Finite-Lived Intangible Assets [Line Items]
Unfavorable operating lease intangibles related to above-market leases	$ 532.8	$ 630.0